Leases - Lease liabilities (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Leases
Total undiscounted lease liabilities		$ 89,117	$ 88,594
Total lease liabilities		62,355	58,308
Current	$ 356	7,306	6,772
Non-Current	$ 2,683	55,049	51,536
Less than one year
Leases
Total undiscounted lease liabilities		11,428	11,511
One to five years
Leases
Total undiscounted lease liabilities		36,929	36,172
Five to ten years
Leases
Total undiscounted lease liabilities		27,580	27,088
More than ten years
Leases
Total undiscounted lease liabilities		$ 13,180	$ 13,823